financial instruments - Derivative gains and losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items	$ 38
Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(199)	$ 355
Gain (loss) reclassified from other comprehensive income to income (effective portion)	283	(501)
Derivative assets
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(189)	361
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(280)	505
Derivative assets | Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(199)	355
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(283)	501
Derivative assets | Other market risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	10	6
Gain (loss) reclassified from other comprehensive income to income (effective portion)	3	4
Derivatives held for hedging | Currency risk related to purchases | U.S. Dollars | Goods and services purchased
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(17)	34
Gain (loss) reclassified from other comprehensive income to income (effective portion)	6	9
Derivatives held for hedging | Currency risk related to long-term debt | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(125)	266
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(289)	470
Spread included in fair value of derivative instruments	(17)	(185)
Derivatives held for hedging | Currency risk related to investment in a foreign operation | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(57)	55
Gain (loss) reclassified from other comprehensive income to income (effective portion)		22
Derivatives held for hedging | Currency risk related to investment in a foreign operation | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments	(2)	(1)
Derivatives held for hedging | Other market risk | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)		6
Gain (loss) reclassified from other comprehensive income to income (effective portion)		4
Derivatives held for trading | Currency risk | Financing costs
Disclosure of detailed information about financial instruments
Gain (loss) on derivatives recognized in income	17	(6)
Virtual power purchase agreements unrealized change in forward element | Financing costs
Disclosure of detailed information about financial instruments
Gain (loss) on derivatives recognized in income		(231)
Cash flow hedges | Derivative assets | Currency risk related to long-term debt | U.S. Dollars
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments	(39)	(22)
Cash flow hedges | Derivative assets | Currency risk related to long-term debt | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments		2
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items	0	$ 0
Cash flow hedges | Derivatives held for hedging | Other market risk | Goods and services purchased
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items	3
Amount of gain (loss) recognized in other comprehensive income (effective portion)	10
Gain (loss) reclassified from other comprehensive income to income (effective portion)	$ 3